Acquisitions & Divestitures - SRA	12 Months Ended
Jun. 30, 2015
SRA Companies, Inc.
Business Acquisition [Line Items]
Acquisitions and Divestitures
Acquisitions & Divestitures:
Qbase Government Services Business
On April 15, 2015, the Company completed an asset purchase of substantially all of the Government Services business from Qbase LLC for $72.0 million. The acquired Qbase Government Services business delivers IT support solutions and professional services to help enable the U.S. government’s missions focused on health, IT, homeland security and law enforcement. The acquisition was financed with cash on hand. The asset purchase agreement contains customary representations and warranties and requires Qbase and certain controlling stockholders to indemnify the Company for certain contingent liabilities for which an escrow fund of $5.4 million was established.
The total consideration was allocated to net tangible and identifiable intangible assets based on their fair values as of April 15, 2015. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded to goodwill. In its determination of estimated fair values, the Company considered, among other factors, its intention for future use of acquired assets, analysis of historical financial performance, and estimates of future performance of contracts.

The purchase price allocation for Qbase was as follows (in thousands):

Components of Purchase Price
Cash paid	$71,476
Liabilities assumed	524

Total purchase price	$72,000

Allocation of Purchase Price
Current assets	$725
Long-term assets	550
Definite-lived intangible assets	25,400
Goodwill	45,325

Total purchase price	$72,000

The goodwill and identified intangible assets are deductible for income tax purposes. The identified intangible assets consist of customer relationships and backlog which will be amortized over estimated useful lives of twenty and one year, respectively. The goodwill arising from the acquisition consists largely of the specialized nature of the workforce as well as synergies and economies of scale expected from combining the operations. Amortization is calculated on an accelerated basis based on the expected benefits of the assets.
MorganFranklin Corporation’s National Security Solutions Division
On December 16, 2012, the Company completed an asset purchase of MorganFranklin Corporation’s National Security Solutions division, or NSS, for $33.6 million. The acquisition was financed with borrowings under the Company’s revolving credit facility and cash on hand. NSS specializes in providing high-end command, control, communications, computer, intelligence, surveillance and reconnaissance, or C4ISR, intelligence analysis and cyber security services and solutions.
The total consideration was allocated to net tangible and identifiable intangible assets based on their fair values as of December 16, 2012. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded to goodwill. In its determination of estimated fair values, the Company considered, among other factors, its intention for future use of acquired assets, analysis of historical financial performance, and estimates of future performance of contracts.
The purchase price allocation for MorganFranklin Corporation’s NSS Division was as follows (in thousands):

Current assets	$6,033
Current liabilities	(2,219)

Acquired tangible assets	3,814
Definite-lived intangible assets	10,000
Goodwill	19,817

Total purchase price	$33,631

The goodwill and identified intangible assets are deductible for income tax purposes. The identified intangible assets consist of customer relationships which are being amortized over an estimated useful life of ten years. Amortization is calculated on an accelerated basis based on the expected benefits of the assets.

Divestiture of a portion of the Health & Civil business
On July 1, 2013, the Company sold a portion of its Health & Civil business, consisting of six contracts, for approximately $5.5 million. The Company recognized a gain of approximately $1.6 million during fiscal 2014 as a component of continuing operations. As a result of the divestiture, goodwill and intangible assets were reduced by approximately $4.2 million and $1.3 million, respectively.